UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio
December 31, 2018
unaudited
Common stocks 88.86% Information technology 17.68%	Shares	Value (000)
RingCentral, Inc., Class A1	4,741,200	$390,865
Paycom Software, Inc.[1]	2,477,734	303,399
MongoDB, Inc., Class A1,2	2,734,126	228,956
Alteryx, Inc., Class A1	2,980,433	177,246
Alarm.Com Holdings, Inc.[1,3]	3,249,000	168,526
DocuSign, Inc.[1]	2,251,083	90,223
DocuSign, Inc.[1,4]	1,370,654	54,936
Square, Inc., Class A1	2,450,730	137,461
Bottomline Technologies (de), Inc.[1,3]	2,848,000	136,704
EPAM Systems, Inc.[1]	1,062,494	123,260
Halma PLC	6,749,967	117,352
Mellanox Technologies, Ltd.[1]	1,209,513	111,735
HubSpot, Inc.[1]	874,748	109,982
WiseTech Global Ltd.	9,204,000	109,560
SimCorp AS5	1,593,022	109,013
Yext, Inc.[1,3]	7,337,874	108,967
Zebra Technologies Corp., Class A1	679,000	108,117
Vanguard International Semiconductor Corp.[5]	54,553,575	104,367
Qorvo, Inc.[1]	1,712,104	103,976
Cree, Inc.[1]	2,369,014	101,335
Viavi Solutions Inc.[1]	9,790,000	98,389
Inphi Corp.[1,2,3]	2,960,699	95,186
Ceridian HCM Holding Inc.[1,2]	2,750,503	94,865
Netcompany Group AS, non-registered shares[1,3,5]	2,786,826	94,039
Wix.com Ltd.[1]	1,036,000	93,592
Acacia Communications, Inc.[1,3]	2,406,341	91,441
AAC Technologies Holdings Inc.	15,314,500	88,889
Carel Industries SpA[1,3,5]	7,820,849	80,975
Bechtle AG, non-registered shares[5]	1,020,746	79,351
Smartsheet Inc., Class A1,2	3,190,000	79,303
InterXion Holding NV, non-registered shares[1]	1,440,000	77,990
Douzone Bizon Co., Ltd.[3,5]	1,636,408	75,865
Kingdee International Software Group Co. Ltd.[2]	83,310,210	73,623
Hamamatsu Photonics KK5	2,182,330	73,591
Jenoptik AG5	2,739,500	71,504
Globant SA1	1,265,800	71,290
CDW Corp.	850,000	68,892
Everbridge, Inc.[1]	1,174,100	66,642
SUNeVision Holdings Ltd.	101,554,000	60,176
Endurance International Group Holdings, Inc.[1,3]	8,575,726	57,029
VTech Holdings Ltd.	6,774,700	56,063
MINDBODY, Inc., Class A1	1,408,600	51,273
Coupa Software Inc.[1]	808,000	50,791
MACOM Technology Solutions Holdings, Inc.[1,3]	3,489,964	50,639
Dolby Laboratories, Inc., Class A	800,000	49,472
Bravura Solutions Ltd.[3]	17,125,000	44,629
Lumentum Holdings Inc.[1]	1,020,212	42,859
SMALLCAP World Fund — Page 1 of 26

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Net One Systems Co., Ltd.[5]	2,440,000	$42,810
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2	15,540,500	42,471
Tenable Holdings, Inc.[1]	1,901,133	42,186
Topcon Corp.[5]	3,062,510	40,671
Autodesk, Inc.[1]	310,000	39,869
Versum Materials, Inc.	1,429,190	39,617
Verint Systems Inc.[1]	923,000	39,052
Cision Ltd.[1]	3,247,000	37,990
LiveRamp Holdings, Inc.[1,2]	968,700	37,421
WIN Semiconductors Corp.[5]	9,781,358	37,206
Okta, Inc., Class A1	581,800	37,119
Avalara, Inc.[1,2]	1,185,000	36,913
Anaplan, Inc.[1,2]	1,385,872	36,781
Elastic NV, non-registered shares[1,2]	505,100	36,105
Teradata Corp.[1]	935,800	35,897
SVMK Inc.[1,2]	2,882,930	35,374
eMemory Technology Inc.[3,5]	4,024,334	33,995
Money Forward, Inc.[1,2,5]	733,952	22,520
Money Forward, Inc.[1,5]	325,100	9,975
Temenos AG5	270,000	32,384
2U, Inc.[1]	635,000	31,572
Integrated Device Technology, Inc.[1]	650,000	31,479
Cognex Corp.	800,000	30,936
RealPage, Inc.[1]	639,710	30,828
Blackbaud, Inc.	463,000	29,123
Semtech Corp.[1]	620,000	28,439
Renishaw PLC	525,000	28,373
Cypress Semiconductor Corp.	2,200,000	27,984
ASM Pacific Technology Ltd.	2,902,300	27,965
CANCOM SE, non-registered shares[5]	850,000	27,917
Trimble Inc.[1]	840,000	27,644
Avast PLC[1]	7,446,000	26,954
Silicon Laboratories Inc.[1]	341,000	26,874
Maxlinear, Inc.[1]	1,500,000	26,400
X-FAB Silicon Foundries SE1,2	5,236,519	25,559
TravelSky Technology Ltd., Class H	9,960,000	25,503
BlackLine, Inc.[1]	595,000	24,365
Siltronic AG5	294,000	24,331
AIXTRON SE1,2,5	2,434,518	23,443
Megaport Ltd.[1,2,3]	9,016,574	23,244
Endava PLC, Class A (ADR)[1]	929,422	22,529
SPS Commerce, Inc.[1]	273,369	22,520
Kingboard Holdings Ltd.	8,260,000	22,046
Nemetschek SE5	189,800	20,816
Faraday Technology Corp.[3,5]	15,108,000	20,594
Euronet Worldwide, Inc.[1]	198,890	20,362
Zendesk, Inc.[1]	312,500	18,241
Datalex PLC[3]	6,106,000	16,650
Nuance Communications, Inc.[1]	1,240,900	16,417
Finisar Corp.[1]	755,000	16,308
TOTVS SA, ordinary nominative	2,000,000	14,010
StoneCo Ltd., Class A1,2	755,000	13,922
Ultimate Software Group, Inc.[1]	55,700	13,639
Instructure, Inc.[1]	354,000	13,279
Fair Isaac Corp.[1]	68,400	12,791
SMALLCAP World Fund — Page 2 of 26

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Net 1 UEPS Technologies, Inc.[1]	2,650,000	$12,429
Humanica PCL[3,5]	41,722,100	11,937
Kinaxis Inc.[1]	230,500	11,127
j2 Global, Inc.	160,000	11,101
Veeco Instruments Inc.[1]	1,490,000	11,041
Nohmi Bosai Ltd.[5]	636,600	10,675
iEnergizer Ltd.[1]	7,650,500	10,239
Venustech Group Inc., Class A5	3,331,178	10,001
WANdisco PLC[1]	1,615,173	9,923
RIB Software SE2,5	581,212	7,886
CoreLogic, Inc.[1]	225,000	7,520
Maruwa Co Ltd[5]	111,600	5,701
Talend SA (ADR)[1]	140,200	5,199
Fabrinet, non-registered shares[1]	100,000	5,131
Nissha Co., Ltd.[2,5]	335,000	3,995
Kainos Group PLC	779,661	3,975
Domo, Inc., Class B1,4,5	197,669	3,686
AGTech Holdings Ltd.[1,2]	53,180,000	3,294
Catcher Technology Co., Ltd.[5]	407,000	2,947
Disco Corp. (Japan)[5]	17,000	1,990
Elmo Software Ltd.[1,2]	385,102	1,478
		6,515,026
Consumer discretionary 16.57%
Planet Fitness, Inc., Class A1	4,148,011	222,416
Domino’s Pizza, Inc.	691,161	171,401
Five Below, Inc.[1]	1,599,402	163,651
Evolution Gaming Group AB3,5	2,697,224	155,027
ServiceMaster Global Holdings, Inc.[1]	4,148,000	152,398
Dollarama Inc.	6,015,000	143,061
Ocado Group PLC[1]	14,078,000	141,756
Strategic Education, Inc.[3]	1,236,970	140,297
GVC Holdings PLC	15,261,694	131,110
Seria Co., Ltd.[2,5]	3,769,791	128,041
Hilton Grand Vacations Inc.[1]	4,192,886	110,650
Takeaway.com NV1	1,622,100	109,281
Nien Made Enterprise Co., Ltd.[5]	14,123,000	107,745
Mattel, Inc.[1,2]	10,555,276	105,447
Melco International Development Ltd.	46,191,000	94,146
Grand Canyon Education, Inc.[1]	960,400	92,333
Ace Hardware Indonesia Tbk PT5	855,750,000	88,792
Pool Corp.	594,000	88,298
MakeMyTrip Ltd., non-registered shares[1,3]	3,310,851	80,553
Gentex Corp.	3,909,134	79,004
Belmond Ltd., Class A1	3,114,000	77,943
Delta Corp Ltd.[3]	21,407,238	77,761
Endurance Technologies Ltd.	4,213,890	77,427
TopBuild Corp.[1]	1,682,000	75,690
Jumbo SA	5,124,161	74,679
Paddy Power Betfair PLC	886,052	72,739
Domino’s Pizza Group PLC[3]	24,475,815	72,720
At Home Group Inc.[1,3]	3,878,873	72,380
Moncler SpA[5]	2,120,000	70,325
Floor & Decor Holdings, Inc., Class A1	2,700,000	69,930
MercadoLibre, Inc.	238,100	69,728
SMALLCAP World Fund — Page 3 of 26

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
ASOS PLC[1,2]	2,375,150	$68,933
zooplus AG, non-registered shares[1,3,5]	503,851	68,669
Cedar Fair, LP	1,346,000	63,666
Spin Master Corp., subordinate voting shares[1]	2,210,400	62,157
Quotient Technology Inc.[1,3]	5,311,667	56,729
Casio Computer Co., Ltd.[5]	4,701,600	55,750
Brunello Cucinelli SpA[5]	1,608,281	55,389
Adtalem Global Education Inc.[1]	1,157,000	54,749
Tailored Brands, Inc.[2,3]	3,981,850	54,312
Ollie’s Bargain Outlet Holdings, Inc.[1]	815,000	54,206
Vivo Energy PLC	32,454,043	51,707
Dine Brands Global, Inc.	741,799	49,953
Dillard’s, Inc., Class A (USA)[2]	823,500	49,665
Xinyi Glass Holdings Ltd.	44,311,000	49,005
Signet Jewelers Ltd.	1,500,000	47,655
Samsonite International SA	16,706,700	47,471
MGM China Holdings, Ltd.[2]	27,451,200	46,065
Cie. Plastic Omnium SA	1,869,195	43,197
Maisons du Monde SA	2,238,507	42,857
Party City Holdco Inc.[1,2]	4,267,550	42,590
Lennar Corp., Class A	1,058,458	41,439
Lennar Corp., Class B	21,169	663
Toll Brothers, Inc.	1,272,000	41,887
CVC Brasil Operadora e Agência de Viagens SA, ordinary nominative	2,571,000	40,584
KB Home	2,117,000	40,435
Tongcheng-Elong Holdings Ltd.[1]	24,100,000	38,471
Texas Roadhouse, Inc.	637,440	38,055
Page Industries Ltd.	102,500	37,055
Canada Goose Holdings Inc., subordinate voting (CAD denominated)[1,2]	828,000	36,196
Stamps.com Inc.[1]	222,800	34,677
Wyndham Hotels & Resorts, Inc.	740,900	33,615
Mercari, Inc.[1,2,5]	1,841,365	30,809
Cairn Homes PLC[1]	24,212,627	29,684
Lands’ End, Inc.[1,2,3]	2,078,232	29,532
Varroc Engineering Ltd.[1]	2,836,422	29,502
Momo.com Inc.[5]	4,573,000	27,897
Brembo SpA[5]	2,740,000	27,863
Six Flags Entertainment Corp.	500,000	27,815
Etsy, Inc.[1]	580,000	27,591
Moneysupermarket.com Group PLC	7,495,500	26,321
M.D.C. Holdings, Inc.	895,860	25,183
Countryside Properties PLC	6,455,754	25,048
Shop Apotheke Europe NV, non-registered shares[1,5]	572,857	24,710
Vail Resorts, Inc.	116,753	24,614
Kindred Group PLC (SDR)[5]	2,635,000	24,254
Greggs PLC	1,480,274	23,886
Taiwan Paiho Ltd.[5]	14,743,000	23,548
Thor Industries, Inc.	440,000	22,880
Kyoritsu Maintenance Co., Ltd.[2,5]	519,200	22,811
Man Wah Holdings Ltd.[2]	56,100,400	22,568
Zhongsheng Group Holdings Ltd.[2]	11,153,500	22,106
Hoteles City Express SAB de CV1	18,050,235	22,072
William Hill PLC	11,066,896	21,864
Chow Sang Sang Holdings International Ltd.	14,552,000	21,594
WH Smith PLC	935,000	20,498
SMALLCAP World Fund — Page 4 of 26

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Hyundai Wia Corp.[5]	632,000	$20,469
Cooper Tire & Rubber Co.	616,000	19,915
National Vision Holdings, Inc.[1]	702,500	19,789
Suprajit Engineering Ltd.	6,075,000	19,779
Hostelworld Group PLC[3]	7,645,662	19,636
POYA International Co., Ltd.[5]	1,855,527	19,094
Gestamp Automocion SA, non-registered shares	3,350,000	19,076
Aritzia Inc., subordinate voting shares[1]	1,585,000	19,040
Cox & Kings Ltd.	7,500,000	17,865
Cavco Industries, Inc.[1]	135,014	17,603
Tile Shop Holdings, Inc.[3]	3,158,000	17,306
Bright Horizons Family Solutions Inc.[1]	155,000	17,275
MIPS AB1,3,5	1,396,751	17,152
D.R. Horton, Inc.	490,000	16,983
Beauty Community PCL, foreign registered[5]	83,835,000	16,897
Nifco Inc.[5]	707,100	16,761
Garrett Motion Inc.[1]	1,324,167	16,340
Gourmet Master Co. Ltd.[5]	2,407,000	16,070
Dalata Hotel Group PLC	2,929,000	15,890
Cuckoo Homesys Co., Ltd.[1,5]	99,789	15,831
Winnebago Industries, Inc.	650,000	15,736
Beazer Homes USA, Inc. (USA)[1,3]	1,659,813	15,735
Century Communities, Inc.[1]	911,000	15,724
Just Eat PLC[1]	1,950,000	14,585
Del Taco Restaurants, Inc.[1]	1,438,200	14,368
Melco Resorts & Entertainment Ltd. (ADR)	800,000	14,096
NAN LIU Enterprise Co., Ltd.[5]	2,715,000	13,757
BCA Marketplace PLC	4,623,800	12,966
Ctrip.com International, Ltd. (ADR)[1]	464,000	12,556
Cuckoo Holdings Co., Ltd.[5]	118,210	12,552
HUGO BOSS AG5	195,848	12,105
TVS Motor Co Ltd.	1,421,547	11,632
Graham Holdings Co., Class B	18,000	11,530
Caesars Entertainment Corp.[1,2]	1,642,198	11,151
China MeiDong Auto Holdings Ltd.	28,100,000	10,622
Viomi Technology Co., Ltd. (ADR)[1,2]	1,348,200	10,516
Cyrela Brazil Realty SA, ordinary nominative	2,486,900	9,926
ElringKlinger AG2,5	1,212,251	9,442
JPJ Group PLC[1]	1,115,000	9,067
BNN Technology PLC[1,3,5,6]	19,007,000	8,576
Sleep Country Canada Holdings Inc.[2]	576,745	8,437
Mr Price Group Ltd.	477,500	8,169
Glenveagh Properties PLC[1]	9,955,000	8,053
Bygghemma Group First AB1,2,5	2,185,000	7,936
TAKKT AG5	500,500	7,829
Williams-Sonoma, Inc.	150,000	7,567
POLYTEC Holding AG, non-registered shares[2,5]	763,618	7,331
Tiffany & Co.	90,000	7,246
Greene King PLC	1,005,000	6,764
Bloomberry Resorts Corp.[5]	33,894,100	6,064
Dustin Group AB5	683,989	5,656
Piaggio & C. SPA[5]	2,650,000	5,549
Sabina PCL[5]	6,000,000	5,538
Arco Platform Ltd., Class A1	245,093	5,421
Sonos, Inc.[1,2]	550,000	5,401
SMALLCAP World Fund — Page 5 of 26

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
AA PLC	5,250,799	$5,019
WE Solutions Ltd.[1,2]	77,232,000	4,931
Detsky Mir PJSC[5]	3,650,660	4,739
DFS Furniture PLC	1,805,000	4,183
Boozt AB1,2,5	576,095	2,939
Thomas Cook Group PLC	4,437,329	1,740
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	1,334
Lojas Americanas SA, ordinary nominative	306,900	1,190
Mene Inc., Class B, subordinate voting shares[1,2]	255,271	112
		6,103,742
Health care 15.70%
Molina Healthcare, Inc.[1,3]	3,905,187	453,861
Insulet Corp.[1,3]	3,757,400	298,037
GW Pharmaceuticals PLC (ADR)[1,2,3]	2,412,980	235,000
Bluebird Bio, Inc.[1,2]	2,026,270	201,006
Centene Corp.[1]	1,459,439	168,273
Allakos Inc.[1,3,4,5]	2,018,188	98,106
Allakos Inc.[1,2,3]	1,238,947	64,760
Glaukos Corp.[1,3]	2,820,000	158,399
Integra LifeSciences Holdings Corp.[1]	3,159,675	142,501
Allogene Therapeutics, Inc.[1,2]	4,305,037	115,935
Allogene Therapeutics, Inc.[1,4,5]	653,594	15,137
Notre Dame Intermédica Participações S.A.[1]	17,142,829	128,624
Haemonetics Corp.[1]	1,169,325	116,991
CONMED Corp.[3]	1,789,162	114,864
DexCom, Inc.[1]	957,900	114,756
Wright Medical Group NV1	4,063,557	110,610
Fisher & Paykel Healthcare Corp. Ltd.	12,260,000	106,976
NovoCure Ltd.[1]	3,121,111	104,495
iRhythm Technologies, Inc.[1,3]	1,422,450	98,832
WellCare Health Plans, Inc.[1]	413,000	97,505
PRA Health Sciences, Inc.[1]	982,200	90,323
Evolent Health, Inc., Class A1,3	4,505,000	89,875
Fleury SA, ordinary nominative[3]	17,318,000	88,383
Vitrolife AB5	5,002,795	82,996
Madrigal Pharmaceuticals, Inc.[1,2]	732,647	82,584
Diplomat Pharmacy, Inc.[1,3]	5,952,560	80,121
Ultragenyx Pharmaceutical Inc.[1]	1,831,670	79,641
Galapagos NV1	840,989	77,625
Illumina, Inc.[1]	250,200	75,042
Nakanishi Inc.[5]	4,312,700	73,459
China Biologic Products Holdings, Inc.[1]	876,600	66,543
AnaptysBio, Inc.[1,2]	915,200	58,381
NuVasive, Inc.[1]	1,166,000	57,787
Hikma Pharmaceuticals PLC	2,641,100	57,766
Exact Sciences Corp.[1]	890,000	56,159
CryoLife, Inc.[1,3]	1,964,174	55,743
Osstem Implant Co., Ltd.[1,3,5]	1,142,821	54,674
Rubius Therapeutics, Inc.[1]	2,306,000	37,081
Rubius Therapeutics, Inc.[1,4,5]	1,172,792	17,161
Encompass Health Corp.	801,400	49,446
Sartorius AG, nonvoting preferred, non-registered shares[5]	395,000	49,261
Sysmex Corp.[5]	1,014,000	48,740
Editas Medicine, Inc.[1]	2,082,000	47,365
SMALLCAP World Fund — Page 6 of 26

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
BioMarin Pharmaceutical Inc.[1]	531,500	$45,257
MorphoSys AG, non-registered shares[1,5]	427,875	43,607
WuXi Biologics (Cayman) Inc.[1]	6,521,777	41,768
Adaptimmune Therapeutics PLC (ADR)[1,2,3]	7,186,700	41,324
Dechra Pharmaceuticals PLC	1,551,000	40,922
Incyte Corp.[1]	640,000	40,698
TESARO, Inc.[1]	521,000	38,684
Natera, Inc.[1]	2,715,580	37,909
NuCana PLC (ADR)[1,2,3]	2,542,628	36,868
Autolus Therapeutics PLC (ADR)[1,2]	1,100,000	36,124
Guardant Health, Inc.[1,2]	939,892	35,331
Tabula Rasa HealthCare, Inc.[1]	549,000	35,004
CellaVision AB, non-registered shares[3,5]	1,620,123	34,986
athenahealth, Inc.[1]	259,000	34,170
Cellectis SA (ADR)[1,2]	1,114,391	18,555
Cellectis SA, non-registered shares[1]	863,506	14,919
Hologic, Inc.[1]	800,000	32,880
Penumbra, Inc.[1]	265,244	32,413
Divi’s Laboratories Ltd.	1,500,000	31,855
Revance Therapeutics, Inc.[1]	1,550,000	31,202
Carl Zeiss Meditec AG, non-registered shares[5]	368,406	28,829
OdontoPrev SA, ordinary nominative	7,866,500	27,908
Abcam PLC	1,964,477	27,293
Genmab A/S1,5	165,000	27,029
Teladoc Health, Inc.[1,2]	540,000	26,768
Flexion Therapeutics, Inc.[1,2,3]	2,352,700	26,633
Genomma Lab Internacional, SAB de CV, Series B1	44,353,000	26,339
Hypera SA, ordinary nominative	3,301,692	25,727
Ambu AS, Class B, non-registered shares[2,5]	1,036,500	24,891
Unity Biotechnology, Inc.[1,2]	1,460,885	23,754
Acerta Pharma BV1,5,6,7	195,556,815	22,254
Krka, dd, Novo mesto[5]	335,262	22,210
Piramal Enterprises Ltd.	638,707	21,790
Intercept Pharmaceuticals, Inc.[1,2]	213,137	21,482
Ironwood Pharmaceuticals, Inc., Class A1	2,030,000	21,031
LivaNova PLC[1]	225,600	20,636
Gerresheimer AG, non-registered shares[5]	310,000	20,324
Bausch Health Companies Inc.[1]	1,100,000	20,317
Neurocrine Biosciences, Inc.[1]	258,000	18,424
Grifols, SA, Class B (ADR)	616,400	11,317
Grifols, SA, Class A, non-registered shares	270,000	7,084
G1 Therapeutics, Inc.[1]	930,700	17,823
Agios Pharmaceuticals, Inc.[1]	371,400	17,125
Revenio Group OYJ, non-registered shares[5]	1,116,500	16,064
Pacific Biosciences of California, Inc.[1]	2,080,000	15,392
Neuronetics, Inc.[1]	786,900	15,227
Spark Therapeutics, Inc.[1,2]	346,020	13,543
Xenon Pharmaceuticals Inc.[1,2,3]	1,900,900	11,995
Clovis Oncology, Inc.[1,2]	652,000	11,710
Alnylam Pharmaceuticals, Inc.[1]	137,700	10,040
Mesoblast Ltd.[1,2]	11,435,497	9,343
Mesoblast Ltd. (ADR)[1]	80,000	330
Hua Medicine[1]	7,288,500	7,726
Vocera Communications, Inc.[1]	184,241	7,250
Global Blood Therapeutics, Inc.[1]	160,000	6,568
SMALLCAP World Fund — Page 7 of 26

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Nevro Corp.[1]	160,000	$6,222
Hugel, Inc.[1,5]	18,122	6,180
Medical Developments International Ltd.	1,750,000	5,423
Paramount Bed Holdings Co., Ltd.[5]	107,500	4,465
CRISPR Therapeutics AG1,2	138,000	3,943
Genus PLC	40,379	1,104
Neovasc Inc.[1,3]	1,409,538	850
		5,785,663
Industrials 13.35%
MonotaRO Co., Ltd.[2,5]	7,352,000	181,411
Spirax-Sarco Engineering PLC	1,899,400	151,069
NIBE Industrier AB, Class B5	11,995,000	123,017
Rexnord Corp.[1]	5,105,000	117,160
Aalberts Industries NV, non-registered shares	3,460,000	115,163
Advanced Disposal Services, Inc.[1,3]	4,785,502	114,565
Bravida Holding AB3,5	16,173,198	111,791
IDEX Corp.	875,000	110,477
Nihon M&A Center Inc.[5]	5,161,980	104,238
frontdoor, inc.[1]	3,842,000	102,236
IMCD NV	1,507,000	96,692
Havells India Ltd.	9,705,488	96,130
BELIMO Holding AG5	23,830	95,494
Wizz Air Holdings PLC[1]	2,630,000	93,929
Watsco, Inc.	610,000	84,875
Kratos Defense & Security Solutions, Inc.[1,3]	5,849,900	82,425
Rheinmetall AG5	906,000	80,152
Spirit Airlines, Inc.[1]	1,382,000	80,045
Nolato AB, Class B5	1,883,840	77,859
Aerojet Rocketdyne Holdings, Inc.[1]	2,070,000	72,926
Continental Building Products, Inc.[1,3]	2,780,700	70,769
Azul SA, preference shares (ADR)[1]	2,077,150	57,516
Azul SA, preference shares[1]	771,000	7,162
TransDigm Group Inc.[1]	190,000	64,611
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	2,519,434	63,102
TechnoPro Holdings, Inc.[5]	1,523,500	62,687
Waste Connections, Inc.	840,000	62,370
VARTA AG, non-registered shares[1,3,5]	2,169,329	61,839
Curtiss-Wright Corp.	603,000	61,578
Lifco AB, Class B5	1,609,000	59,407
Graco Inc.	1,374,000	57,502
King Slide Works Co., Ltd.[3,5]	4,955,000	51,536
Boyd Group Income Fund	619,482	51,253
Diploma PLC	3,308,000	51,018
Johnson Electric Holdings Ltd.	24,720,875	50,386
Loomis AB, Class B5	1,545,000	49,845
Matson, Inc.	1,556,000	49,823
Grafton Group PLC, units	6,031,000	49,428
International Container Terminal Services, Inc.[5]	25,753,786	48,980
Tomra Systems ASA[5]	2,160,900	48,655
Masco Corp.	1,625,000	47,515
Grupo Aeroportuario del Pacífico SAB de CV	5,832,749	47,441
Oshkosh Corp.	760,207	46,608
Generac Holdings Inc.[1]	902,000	44,829
Coor Service Management Holding AB3,5	5,614,000	44,587
SMALLCAP World Fund — Page 8 of 26

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Fluidra, SA, non-registered shares[1]	3,919,063	$43,960
Tsubaki Nakashima Co., Ltd.[3,5]	2,838,200	41,932
Marel hf., non-registered shares[5]	13,010,497	41,402
Odisha Cement Ltd.[1]	2,605,364	41,044
NORMA Group SE, non-registered shares[5]	813,839	40,280
Kirby Corp.[1]	583,000	39,271
Rockwool International A/S, Class B5	146,600	38,230
ABM Industries Inc.	1,150,000	36,926
Meggitt PLC	6,103,934	36,644
Avon Rubber PLC[3]	2,248,000	35,816
Harmonic Drive Systems Inc.[2,5]	1,306,500	35,604
Nabtesco Corp.[5]	1,626,861	35,509
Amara Raja Batteries Ltd.	3,314,676	35,269
ManpowerGroup Inc.	533,000	34,538
CoStar Group, Inc.[1]	100,000	33,734
Fujitec Co., Ltd.[5]	2,914,000	31,284
XP Power Ltd.[3]	1,165,000	31,257
Kingspan Group PLC	724,000	31,008
Barrett Business Services, Inc.[3]	530,215	30,355
SiteOne Landscape Supply, Inc.[1]	544,000	30,067
USG Corp.	689,912	29,432
American Airlines Group Inc.	872,000	28,000
Trust Tech Inc.[3,5]	1,106,100	27,872
Europcar Mobility Group SA	3,061,000	27,584
Greaves Cotton Ltd.[3]	16,200,000	27,509
PayPoint PLC	2,649,000	27,315
Kornit Digital Ltd.[1,2]	1,400,000	26,208
Altra Industrial Motion Corp.	1,000,000	25,150
Guangzhou Baiyun International Airport Co. Ltd., Class A5	16,519,892	24,249
VAT Group AG5	276,057	24,227
Instalco Intressenter AB (publ)[3,5]	2,934,000	22,844
R.R. Donnelley & Sons Co.[3]	5,631,489	22,301
Carborundum Universal Ltd.	4,365,000	22,199
LT Group, Inc.[5]	63,698,700	20,108
BWX Technologies, Inc.	487,233	18,627
Teleperformance SE	116,247	18,593
CKD Corp.[5]	2,191,500	18,579
Befesa SA5	430,000	18,472
Alfen NV1,3	1,275,000	17,983
Klingelnberg AG1,5	441,000	17,337
Middleby Corp.[1]	168,500	17,310
Embraer SA, ordinary nominative	3,085,000	17,257
KeyW Holding Corp.[1,3]	2,536,400	16,968
Nexans SA2	581,358	16,206
eHi Car Services Limited (ADR)[1,2]	1,445,600	15,179
Upwork Inc.[1,2]	819,385	14,839
Sunny Friend Environmental Technology Co., Ltd.[5]	2,115,000	13,955
Ahlsell AB5	2,250,000	13,230
OSRAM Licht AG5	293,000	12,735
Bossard Holding AG5	85,062	12,080
Air Lease Corp., Class A	393,000	11,873
Avis Budget Group, Inc.[1]	462,000	10,386
GIMA TT SpA[2,5]	1,329,107	9,914
Sweco AB, Class B, non-registered shares[5]	425,000	9,445
Hertz Global Holdings Inc.[1]	671,857	9,171
SMALLCAP World Fund — Page 9 of 26

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
KCC Corp.[5]	33,000	$9,136
BMC Stock Holdings, Inc.[1]	579,222	8,966
BTS Group Holdings PCL, foreign registered[5]	30,275,277	8,886
J. Kumar Infraprojects Ltd.[3]	4,450,500	8,475
JELD-WEN Holding, Inc.[1]	570,000	8,100
Troax Group AB5	275,000	7,901
Elis SA	450,000	7,502
Indutrade AB5	310,000	7,189
Japan Elevator Service Holdings Co., Ltd.[2,5]	474,400	7,075
Elementia, SAB de CV1	10,650,000	6,828
Briggs & Stratton Corp.	500,000	6,540
Fluence Corp. Ltd.[1,2,3]	29,116,784	6,358
Fjord1 ASA[5]	1,110,000	5,519
Daifuku Co., Ltd.[5]	117,400	5,369
PageGroup PLC	923,200	5,305
Prosegur Compañía de Seguridad, SA	1,038,326	5,261
va-Q-tec AG1,2,3,5	717,266	4,256
Takeuchi Mfg. Co., Ltd.[5]	275,000	4,243
DKSH Holding AG5	32,183	2,221
		4,916,498
Financials 9.58%
Kotak Mahindra Bank Ltd.	18,292,040	329,212
Webster Financial Corp.	3,153,500	155,436
RenaissanceRe Holdings Ltd.	1,058,600	141,535
MarketAxess Holdings Inc.	660,000	139,465
Essent Group Ltd.[1]	3,892,535	133,047
Bajaj Finance Ltd.	3,257,000	123,401
SVB Financial Group[1]	606,500	115,186
First Republic Bank	1,141,825	99,225
Bharat Financial Inclusion Ltd.[1]	6,755,298	97,989
NMI Holdings, Inc.[1,3]	5,036,127	89,895
VZ Holding AG5	332,037	89,502
Capitec Bank Holdings Ltd.	1,123,983	87,341
Ares Management Corp., Class A	4,900,237	87,126
Cannae Holdings, Inc.[1,3]	4,995,000	85,514
GRUH Finance Ltd.	18,398,171	83,288
The Bank of N.T. Butterfield & Son Ltd.	2,512,958	78,781
CenterState Bank Corp.	3,517,026	73,998
City Union Bank Ltd.	24,957,493	69,727
Radian Group Inc.	4,259,457	69,685
Trupanion, Inc.[1,2,3]	2,673,594	68,070
Green Dot Corp., Class A1	825,000	65,604
Close Brothers Group PLC	3,435,562	63,057
Umpqua Holdings Corp.	3,385,500	53,829
L&T Finance Holdings Ltd.	23,989,890	52,437
Seacoast Banking Corp. of Florida[1]	1,971,849	51,307
Shriram Transport Finance Co. Ltd.	2,731,000	48,504
Avanza Bank Holding AB5	951,619	45,488
White Mountains Insurance Group, Ltd.	51,800	44,428
Enstar Group Ltd.[1]	265,000	44,406
HDFC Asset Management Co., Ltd.[1]	1,869,415	40,298
EFG International AG5	6,785,929	39,681
Netwealth Group Ltd.[2]	6,845,000	36,304
HUB24 Ltd.[2,3]	4,298,000	35,964
SMALLCAP World Fund — Page 10 of 26

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Waddell & Reed Financial, Inc., Class A	1,850,000	$33,448
Indian Energy Exchange Ltd.	13,726,471	32,598
AJ Bell PLC[1]	9,614,404	29,490
Greenhill & Co., Inc.[3]	1,169,700	28,541
Cholamandalam Investment and Finance Co., Ltd.	1,573,000	28,382
Sabre Insurance Group PLC	7,780,000	27,072
Janus Henderson Group PLC	1,200,041	24,865
Moelis & Co., Class A	719,000	24,719
Texas Capital Bancshares, Inc.[1]	482,054	24,628
Third Point Reinsurance Ltd.[1]	2,455,000	23,666
Legg Mason Partners Equity Fund	915,285	23,349
Fanhua Inc. (ADR)[2]	1,014,000	22,257
Türkiye Garanti Bankasi AS	14,352,206	21,586
Uzabase, Inc.[1,2,5]	1,390,300	21,028
Boston Private Financial Holdings, Inc.	1,978,177	20,909
Transaction Capital Ltd.	17,681,547	20,904
Focus Financial Partners Inc., Class A1	720,000	18,958
Noah Holdings Ltd., Class A (ADR)[1,2]	429,600	18,610
PRA Group, Inc.[1]	670,000	16,328
Luther Burbank Corp.	1,750,000	15,785
MGIC Investment Corp.[1]	1,509,039	15,785
Artisan Partners Asset Management Inc., Class A	705,000	15,588
Metro Bank PLC[1,2]	630,166	13,598
Bolsa Mexicana de Valores, SAB de CV, Series A	7,797,388	13,288
M&A Capital Partners Co., Ltd.[1,2,5]	339,200	11,747
ICRA Ltd.	251,200	11,509
Hilltop Holdings Inc.	600,000	10,698
Onex Corp.	190,000	10,348
First Hawaiian, Inc.	456,500	10,276
Unione di Banche Italiane SpA[5]	3,484,062	10,080
Euronext NV	173,163	9,980
Sprott Inc.[2]	5,000,000	9,412
Eagle Bancorp, Inc.[1]	184,000	8,963
Cowen Inc., Class A1	640,000	8,538
Bank of Ireland Group PLC	1,515,227	8,458
Hiscox Ltd.	382,000	7,893
Nova Ljubljanska banka dd (GDR)[1]	501,900	7,481
GoldMoney Inc.[1,2,3]	4,931,100	6,213
Permanent TSB Group Holdings PLC[1]	3,180,000	5,538
Habib Bank Ltd.	5,000,000	4,339
BPER Banca SpA[5]	916,751	3,525
FCB Financial Holdings, Inc., Class A1	100,000	3,358
Flow Traders NV, non-registered shares	100,076	3,192
Chemical Financial Corp.	56,780	2,079
TCS Group Holding PLC (GDR)	122,448	1,905
Cox & Kings Financial Service Ltd.[1,5,6]	2,500,000	461
		3,530,105
Consumer staples 4.31%
Emmi AG3,5	311,300	215,732
Raia Drogasil SA, ordinary nominative	7,866,992	116,003
Lion Corp.[5]	4,761,000	98,427
Simply Good Foods Co., Class A1,3	4,420,000	83,538
Varun Beverages Ltd.	7,249,988	81,457
Dis-Chem Pharmacies Ltd.[2]	39,750,085	80,094
SMALLCAP World Fund — Page 11 of 26

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
a2 Milk Co. Ltd.[1,2]	10,678,000	$77,617
Ariake Japan Co., Ltd.[5]	1,106,800	71,886
Chongqing Fuling Zhacai Group Co., Ltd., Class A5	17,380,841	55,031
Treasury Wine Estates Ltd.	4,840,000	50,454
GRUMA, SAB de CV, Series B	4,253,120	48,198
Milbon Co., Ltd.[5]	1,118,200	45,575
Davide Campari-Milano SpA[5]	5,200,000	43,942
Fresh Del Monte Produce Inc.	1,513,100	42,775
COSMOS Pharmaceutical Corp.[5]	252,053	42,103
CCL Products (India) Ltd.[3]	10,642,173	41,066
Sligro Food Group NV, non-registered shares	876,500	34,948
MTG Co., Ltd.[2,5]	702,000	33,784
Century Pacific Food, Inc.[5]	94,597,400	27,342
BGFretail Co., Ltd.[5]	131,000	23,956
Kernel Holding SA5	1,642,578	21,514
Avenue Supermarts Ltd.[1]	834,000	19,193
Emperador Inc.[5]	135,870,000	18,386
PriceSmart, Inc.	307,589	18,179
Morinaga & Co., Ltd.[5]	400,000	17,253
Stock Spirits Group PLC	6,404,674	16,980
Philip Morris CR AS5	25,480	15,973
HITEJINRO Co., Ltd.[5]	1,066,000	15,830
Bakkafrost P/F5	321,000	15,719
PT Nippon Indosari Corpindo Tbk[5]	173,735,100	14,505
Prataap Snacks Ltd.	943,900	13,999
Masan Group Corp.[1,5]	4,022,540	13,425
Coca-Cola Icecek AS, Class C	1,903,000	11,103
PZ Cussons PLC	3,328,600	9,028
Pigeon Corp.[5]	198,400	8,475
Osotspa PCL, foreign registered[1,5]	10,750,000	8,079
United Spirits Ltd.[1]	735,000	6,694
Nomad Foods Ltd.[1]	400,000	6,688
R.E.A. Holdings PLC[1,3]	2,162,000	6,503
Bid Corp. Ltd.	330,857	6,094
Ontex Group NV	235,000	4,820
Avon Products, Inc.[1]	2,625,000	3,990
Glanbia PLC	85,387	1,604
KWS Saat SE, non-registered shares[5]	2,218	661
		1,588,623
Materials 3.90%
Allegheny Technologies Inc.[1,3]	8,863,030	192,948
Stella-Jones Inc.	3,204,684	92,981
Valvoline Inc.	3,851,382	74,524
Lundin Mining Corp.	16,616,000	68,645
James Hardie Industries PLC (CDI)	6,355,000	67,679
Royal Gold, Inc.	784,000	67,150
Sirius Minerals PLC[1,2,3]	247,367,560	65,581
Chr. Hansen Holding A/S5	622,000	55,020
Scapa Group PLC[3]	12,353,326	48,339
Taiyo Nippon Sanso Corp.[5]	2,945,700	48,162
UPL Ltd.	3,543,219	38,482
CCL Industries Inc., Class B, nonvoting	1,008,100	36,966
PolyOne Corp.	1,209,000	34,577
SIG Combibloc Group AG1,5	3,195,000	33,951
SMALLCAP World Fund — Page 12 of 26

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Navin Fluorine International Ltd.[3]	3,202,000	$32,054
Hudbay Minerals Inc.	6,602,000	31,240
Croda International PLC	407,448	24,331
Boral Ltd.	6,965,000	24,235
Ingevity Corp.[1]	272,000	22,764
ACC Ltd.	965,000	20,845
Mayur Uniquoters Ltd.[3]	3,660,000	20,362
Wienerberger AG5	870,700	17,955
Kenmare Resources PLC[1,3]	7,124,863	17,323
Indorama Ventures PCL, foreign registered[5]	10,114,000	16,884
Symrise AG5	227,500	16,826
OCI NV1	804,000	16,406
Arkema SA	182,500	15,674
Mayr-Melnhof Karton AG, non-registered shares[5]	122,600	15,451
CPMC Holdings Ltd.[2]	31,700,000	15,221
Kansai Paint Co., Ltd.[5]	773,200	14,902
Nevada Copper Corp.[1,2,3]	48,480,000	13,672
Steel Dynamics, Inc.	443,700	13,329
KOLON Industries, Inc.[5]	234,500	12,003
China BlueChemical Ltd., Class H	37,000,000	11,624
Loma Negra Compania Industrial Argentina SA (ADR)[1]	995,188	11,076
Mountain Province Diamonds Inc.[2]	7,458,267	10,653
LANXESS AG5	213,040	9,810
Gulf Oil Lubricants India Ltd.	825,934	9,715
Buzzi Unicem SPA[5]	560,058	9,623
Danakali Ltd.[1,3]	16,700,000	8,704
Elkem ASA[1,5]	3,195,000	8,196
Fufeng Group Ltd.[2]	19,385,000	8,194
Excelsior Mining Corp.[1,3]	12,868,000	8,012
BlueJay Mining PLC[1,2,3]	45,009,091	7,859
Tokai Carbon Co., Ltd.[2,5]	672,000	7,639
Hummingbird Resources PLC[1,3]	27,459,300	7,542
Wacker Chemie AG2,5	73,500	6,669
Sandstorm Gold Ltd.[1]	1,361,300	6,276
Ardagh Group SA, Class A	450,000	4,986
Duke Royalty Ltd.	8,528,000	4,750
Gerdau SA (ADR)[2]	785,488	2,953
Bacanora Lithium PLC[1,3]	8,573,925	2,623
Venator Materials PLC[1]	518,000	2,170
Rusoro Mining Ltd.[1]	21,437,000	2,041
European Cobalt Ltd.[1]	25,000,000	687
		1,438,284
Communication services 2.89%
Iridium Communications Inc.[1,3]	7,666,388	141,445
Iridium Communications Inc.[1,3,4]	636,132	11,737
Entertainment One Ltd.[3]	23,363,000	106,190
Lions Gate Entertainment Corp., Class A2	2,626,697	42,290
Lions Gate Entertainment Corp., Class B	1,725,406	25,674
Nexstar Media Group, Inc.	800,000	62,912
HKBN Ltd.	41,095,500	62,348
YY Inc., Class A (ADR)[1]	943,000	56,448
World Wrestling Entertainment, Inc., Class A	672,000	50,212
HUYA, Inc. (ADR)[1,2]	3,176,800	49,177
Care.com, Inc.[1,3]	2,501,000	48,294
SMALLCAP World Fund — Page 13 of 26

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Yandex NV, Class A1	1,530,000	$41,846
Eros International PLC, Class A1,2	4,102,638	34,011
Eros International PLC, Class A1,4	216,500	1,795
Entercom Communications Corp., Class A2	5,460,000	31,177
Cogent Communications Holdings, Inc.	565,000	25,544
Eventbrite, Inc., Class A1,2	875,026	24,334
Daily Mail and General Trust PLC, Class A, nonvoting	2,971,000	21,774
PVR Ltd.	927,000	21,305
TalkTalk Telecom Group PLC[2]	14,364,847	20,854
Elang Mahkota Teknologi Tbk PT5	34,046,200	19,900
VGI Global Media PCL, foreign registered[5]	81,538,000	19,556
ProSiebenSat.1 Media SE5	990,000	17,642
Zillow Group, Inc., Class C, nonvoting[1,2]	525,000	16,580
Altice Europe NV, Class A1,2	8,315,000	16,186
Bandwidth Inc., Class A1	338,711	13,802
Boingo Wireless, Inc.[1]	623,221	12,820
Modern Times Group MTG AB, Class B5	351,779	11,635
Euskaltel, SA, non-registered shares	1,330,000	10,652
Tele Columbus AG1,2,5	2,232,000	7,416
Central European Media Enterprises Ltd., Class A1,2	2,664,800	7,408
Sharingtechnology Inc.[1,2,5]	641,600	7,008
CarGurus, Inc., Class A1	162,500	5,481
IMAX China Holding, Inc.[2]	1,706,400	4,533
Gogo Inc.[1,2]	1,205,000	3,603
Zegona Communications PLC	2,319,523	3,518
Indosat Tbk PT5	27,350,100	3,206
Matrimony.com Ltd.	416,421	2,859
Tower Bersama Infrastructure Tbk PT5	1,615,933	405
Zinc Media Group PLC[1]	343,900	2
		1,063,579
Energy 2.87%
Centennial Resource Development, Inc., Class A1,4	6,267,761	69,071
Centennial Resource Development, Inc., Class A1,2	2,236,782	24,649
Diamondback Energy, Inc.	947,000	87,787
Altus Midstream Co., Class A1,4	9,082,000	70,204
SM Energy Co.	3,246,000	50,248
Seven Generations Energy Ltd., Class A1	5,900,000	48,144
WorleyParsons Ltd.	5,701,172	45,858
Magnolia Oil & Gas Corp., Class A1,4	4,000,000	44,840
Concho Resources Inc.[1]	407,500	41,887
Petronet LNG Ltd.	12,920,000	41,481
Nine Energy Service, Inc.[1,3]	1,804,000	40,662
Saipem SpA, Class S1,5	10,889,000	40,614
Whitecap Resources Inc.[2]	12,550,954	39,992
Cactus, Inc., Class A1	1,242,098	34,046
Peyto Exploration & Development Corp.[2]	5,333,000	27,657
Parsley Energy, Inc., Class A1	1,707,200	27,281
Hurricane Energy PLC[1,2]	45,921,100	25,847
Venture Global LNG, Inc., Series C1,4,5,6,7	4,240	25,440
Savannah Petroleum PLC[1,3]	65,357,000	22,076
Extraction Oil & Gas, Inc.[1,2]	4,745,000	20,356
Diversified Gas & Oil PLC	13,580,000	20,252
Mullen Group Ltd.[2]	2,135,000	19,095
Keyera Corp.	952,400	18,006
SMALLCAP World Fund — Page 14 of 26

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
NuVista Energy Ltd.[1]	5,965,000	$17,827
Kosmos Energy Ltd.[1]	4,076,000	16,589
Tellurian Inc.[1,2]	2,000,000	13,900
Schoeller-Bleckmann Oilfield Equipment AG5	211,500	13,833
Cosan Ltd., Class A2	1,395,000	12,276
FAR Ltd.[1]	247,900,000	11,699
Gulf Keystone Petroleum Ltd.[1]	5,027,150	11,598
San Leon Energy PLC[1,3]	32,348,000	10,720
Solaris Oilfield Infrastructure, Inc., Class A	789,665	9,547
Independence Contract Drilling, Inc.[1]	2,673,057	8,340
Jadestone Energy, Inc.[1]	14,643,840	6,328
PetroTal Corp.[1,3]	34,775,000	5,986
Providence Resources PLC[1,3]	35,235,000	5,232
Amerisur Resources PLC[1]	25,204,200	4,934
Golar LNG Ltd.	224,000	4,874
Energean Oil & Gas PLC[1]	590,400	4,728
Lekoil Ltd. (CDI)[1,3]	42,922,391	4,235
BNK Petroleum Inc.[1,2,3]	12,804,914	3,048
Ensco PLC, Class A2	834,500	2,971
Victoria Oil & Gas PLC[1]	6,646,500	1,938
ARC Resources Ltd.	147,700	876
		1,056,972
Real estate 1.52%
WHA Corp. PCL[3,5]	1,106,071,920	145,604
MGM Growth Properties LLC REIT, Class A	2,740,000	72,363
Relo Group, Inc.[5]	2,328,500	54,620
KKR Real Estate Finance Trust Inc. REIT	2,118,600	40,571
Hibernia REIT PLC	27,060,000	38,817
Redwood Trust, Inc. REIT	2,562,000	38,609
DoubleDragon Properties Corp.[1,5]	83,289,100	28,257
Gaming and Leisure Properties, Inc. REIT	800,000	25,848
Metrovacesa, SA, non-registered shares[1]	1,263,000	16,048
K. Wah International Holdings Ltd.	33,743,028	16,030
OUTFRONT Media Inc. REIT	860,153	15,586
Shurgard Self Storage SA1	555,000	15,420
Foxtons Group PLC[3]	17,881,785	12,126
São Carlos Empreendimentos e Participações S.A1	1,270,300	10,646
BR Properties SA, ordinary nominative	3,906,930	8,266
BR Malls Participacoes SA, ordinary nominative	2,173,500	7,330
Soundwill Holdings Ltd.	3,413,500	4,699
Instone Real Estate Group AG, non-registered shares[1,5]	237,771	4,522
Morguard Corp.	23,400	3,017
		558,379
Utilities 0.49%
ENN Energy Holdings Ltd.	12,061,000	106,971
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares	18,662,559	52,045
EDP - Energias do Brasil SA	2,617,828	9,963
Pampa Energía SA (ADR)[1]	181,400	5,770
Mytrah Energy Ltd.[1,3,5,6]	10,418,000	5,110
		179,859
Total common stocks (cost: $26,421,974,000)		32,736,730
SMALLCAP World Fund — Page 15 of 26

unaudited
Preferred securities 0.11% Consumer discretionary 0.11%	Shares	Value (000)
Made.com Design Ltd., Series C-4, preferred shares[1,5,6,7]	2,067,967	$40,776
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%, preferred shares[3]	96,000	119
Total preferred securities (cost: $41,513,000)		40,895
Rights & warrants 0.00% Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 2033[1,5,6,7]	1,163,990	978
Communication services 0.00%
VGI Global Media PCL FR W2, warrants, expire 2022[1]	16,307,600	190
Industrials 0.00%
BTS Group Holdings PCL W4, warrants, expire 2019[1]	3,363,920	44
Energy 0.00%
Savannah Petroleum PLC, warrants, expire 2019[1,3,5]	21,698,000	11
Health care 0.00%
Neovasc Inc., Class A, warrants, expire 2022[1,5]	28,290	—[8]
Total rights & warrants (cost: $0)		1,223
Convertible stocks 0.24% Health care 0.17%
Proteus Digital Health, Inc., Series G, 6.50% noncumulative convertible preferred[5,6,7]	3,044,139	48,097
Cortexyme, Inc., Series B, 8.00% noncumulative convertible preferred[5,6,7]	4,244,602	15,000
		63,097
Information technology 0.07%
RealSelf, Inc., Series C, convertible preferred[5,6,7]	3,468,862	18,385
Foursquare Labs, Inc., Series D, convertible preferred[5,6,7]	1,551,988	5,897
		24,282
Total convertible stocks (cost: $94,000,000)		87,379
Convertible bonds 0.02% Consumer discretionary 0.02%	Principal amount (000)
Caesars Entertainment Corp., convertible notes, 5.00% 2024	$6,954	8,649
Total convertible bonds (cost: $13,315,000)		8,649
SMALLCAP World Fund — Page 16 of 26

unaudited
Bonds, notes & other debt instruments 0.06% U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2019[9]	$25,000	$24,946
Total U.S. Treasury bonds & notes		24,946
Total bonds, notes & other debt instruments (cost: $24,956,000)		24,946
Short-term securities 11.97% Commercial paper 4.70%
American Honda Finance Corp. 2.48% due 1/24/2019	40,000	39,931
Apple Inc. 2.42% due 1/30/2019[4]	25,000	24,947
Australia & New Zealand Banking Group, Ltd. 2.33% - 2.52% due 01/07/2019 - 02/07/2019[4]	103,800	103,584
Bank of Montreal 2.39% due 1/4/2019	50,000	49,987
BASF SE 2.55% due 1/29/2019[4]	50,000	49,898
CAFCO, LLC 2.52% due 1/24/2019[4]	35,000	34,941
Canadian Imperial Bank of Commerce 2.31% - 2.50% due 01/03/2019 - 01/25/2019[4]	197,500	197,289
Chevron Corp. 2.50% due 2/5/2019[4]	50,000	49,876
Commonwealth Bank of Australia 2.50% due 1/25/2019[4]	45,000	44,923
DBS Bank Ltd. 2.61% due 2/27/2019[4]	100,000	99,567
Fairway Finance Corp. 2.58% due 2/1/2019[4]	100,000	99,771
Gotham Funding Corp. 2.45% - 2.50% due 01/10/2019 - 01/18/2019[4]	105,700	105,585
ING (U.S.) Funding LLC 2.50% due 1/31/2019	50,000	49,889
Liberty Street Funding Corp. 2.63% due 2/4/2019[4]	65,000	64,837
L’Oréal USA, Inc. 2.38% due 1/4/2019[4]	35,000	34,991
Mizuho Bank, Ltd. 2.40% - 2.66% due 01/15/2019 - 02/25/2019[4]	125,000	124,692
National Australia Bank Ltd. 2.42% due 2/14/2019[4]	50,000	49,839
Nestle Capital Corp. 2.68% due 3/19/2019[4]	30,000	29,834
Nordea Bank AB 2.77% due 3/18/2019[4]	25,000	24,855
Paccar Financial Corp. 2.49% due 1/23/2019	40,000	39,936
Siemens Capital Co. LLC 2.50% due 2/19/2019[4]	50,000	49,825
Starbird Funding Corp. 2.42% due 1/9/2019[4]	35,000	34,978
Sumitomo Mitsui Banking Corp. 2.56% - 2.60% due 02/01/2019 - 02/19/2019[4]	50,000	49,856
Svenska Handelsbanken Inc. 2.62% due 2/20/2019[4]	50,000	49,817
Toronto-Dominion Bank 2.45% - 2.65% due 01/24/2019 - 02/20/2019[4]	110,000	109,667
Total Capital Canada Ltd. 2.51% due 2/1/2019[4]	20,000	19,954
Toyota Industries Commercial Finance, Inc. 2.49% due 1/14/2019[4]	50,000	49,954
Toyota Motor Credit Corp. 2.35% due 1/3/2019	50,000	49,990
		1,733,213
Federal agency discount notes 3.44%
Federal Home Loan Bank 2.22% - 2.41% due 01/02/2019 - 03/08/2019	1,218,700	1,216,027
Freddie Mac 2.36% due 2/20/2019	50,000	49,834
		1,265,861
U.S. Treasury bonds & notes 2.13%
U.S. Treasury Bills 2.16% - 2.40% due 01/08/2019 - 04/18/2019	787,900	785,837
Money market investments 1.24%	Shares
Blackrock FedFund[10]	150,000	150,000
Fidelity Institutional Money Market Funds - Government Portfolio[10]	30,000	30,000
Goldman Sachs Financial Square Government Fund[10]	120,000	120,000
SMALLCAP World Fund — Page 17 of 26

unaudited
Short-term securities (continued) Money market investments (continued)	Shares	Value (000)
Invesco Short-Term Investments Trust - Government & Agency Portfolio[10]	59,905	$59,905
Morgan Stanley Institutional Liquidity Funds - Government Portfolio[10]	95,000	95,000
		454,905
Bonds & notes of governments & government agencies outside the U.S. 0.46%	Principal amount (000)
Alberta (Province of) 2.32% - 2.43% due 01/02/2019 - 01/22/2019[4]	$100,000	99,885
CPPIB Capital Inc. 2.45% due 1/16/2019	20,000	19,978
KfW 2.51% due 2/13/2019[4]	50,000	49,845
		169,708
Total short-term securities (cost: $4,409,662,000)		4,409,524
Total investment securities 101.26% (cost: $31,005,420,000)		37,309,346
Other assets less liabilities (1.26)%		(466,017)
Net assets 100.00%		$36,843,329
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 12/31/2018 (000)
Purchases (000)	Sales (000)
USD11,952	GBP9,500	Goldman Sachs	1/28/2019	$(174)
USD25,367	CAD34,000	Bank of America, N.A.	1/29/2019	442
				$268
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
Common stocks 17.70%
Information technology 3.01%
Alarm.Com Holdings, Inc.[1]	3,249,000	—	—	3,249,000	$—	$(17,967)	$—	$168,526
Bottomline Technologies (de), Inc.[1]	2,808,000	40,000	—	2,848,000	—	(69,472)	—	136,704
Yext, Inc.[1]	7,625,428	647,446	935,000	7,337,874	5,813	(70,939)	—	108,967
Inphi Corp.[1,2]	2,532,699	428,000	—	2,960,699	—	(15,804)	—	95,186
Netcompany Group AS, non-registered shares[1,5]	2,631,826	155,000	—	2,786,826	—	(5,671)	—	94,039
Acacia Communications, Inc.[1]	2,585,240	—	178,899	2,406,341	(1,515)	(6,483)	—	91,441
Carel Industries SpA[1,5]	7,370,849	450,000	—	7,820,849	—	(8,433)	—	80,975
Douzone Bizon Co., Ltd.[5]	1,636,408	—	—	1,636,408	—	(14,272)	582	75,865
Endurance International Group Holdings, Inc.[1]	6,992,277	1,583,449	—	8,575,726	—	(18,690)	—	57,029
MACOM Technology Solutions Holdings, Inc.[1]	925,000	2,743,000	178,036	3,489,964	(1,308)	(2,064)	—	50,639
Bravura Solutions Ltd.	17,125,000	—	—	17,125,000	—	(9,961)	—	44,629
SMALLCAP World Fund — Page 18 of 26

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
eMemory Technology Inc.[5]	5,992,000	—	1,967,666	4,024,334	$(6,357)	$164	$—	$33,995
Megaport Ltd.[1,2]	7,476,000	1,540,574	—	9,016,574	—	(1,152)	—	23,244
Faraday Technology Corp.[5,11]	9,733,000	5,375,000	—	15,108,000	—	(3,480)	—	20,594
Datalex PLC	6,106,000	—	—	6,106,000	—	(577)	—	16,650
Humanica PCL[5]	34,600,000	7,122,100	—	41,722,100	—	(2,097)	—	11,937
SPS Commerce, Inc.[1,12]	1,159,000	—	885,631	273,369	21,428	(38,482)	—	—
Talend SA (ADR)[1,12]	2,216,455	135,300	2,211,555	140,200	10,446	(88,943)	—	—
								1,110,420
Consumer discretionary 2.41%
Evolution Gaming Group AB5	2,652,021	45,203	—	2,697,224	—	(36,896)	—	155,027
Strategic Education, Inc.	1,068,970	168,000	—	1,236,970	—	(27,122)	534	140,297
MakeMyTrip Ltd., non-registered shares[1]	3,592,051	143,601	424,801	3,310,851	(4,817)	(8,070)	—	80,553
MakeMyTrip Ltd., non-registered shares[1]	92,000	—	92,000	—	—	787	—	—
Delta Corp Ltd.	21,407,238	—	—	21,407,238	—	15,863	—	77,761
Domino’s Pizza Group PLC	22,017,815	2,458,000	—	24,475,815	—	(15,916)	—	72,720
At Home Group Inc.[1]	3,878,873	—	—	3,878,873	—	(49,921)	—	72,380
zooplus AG, non-registered shares[1,5]	560,634	10,780	67,563	503,851	(860)	(18,753)	—	68,669
Quotient Technology Inc.[1]	5,311,667	—	—	5,311,667	—	(25,602)	—	56,729
Tailored Brands, Inc.[2]	3,981,850	—	—	3,981,850	—	(45,990)	717	54,312
Lands’ End, Inc.[1,2]	2,061,232	17,000	—	2,078,232	—	(6,859)	—	29,532
Hostelworld Group PLC	7,645,662	—	—	7,645,662	—	(2,487)	—	19,636
Tile Shop Holdings, Inc.	3,158,000	—	—	3,158,000	—	(5,274)	158	17,306
MIPS AB1,5	1,396,751	—	—	1,396,751	—	21	—	17,152
Beazer Homes USA, Inc. (USA)[1,11]	1,659,813	—	—	1,659,813	—	(1,693)	—	15,735
BNN Technology PLC[1,5,6]	19,007,000	—	—	19,007,000	—	(194)	—	8,576
Seria Co., Ltd.[2,5,12]	4,138,791	—	369,000	3,769,791	(3,604)	(1,434)	—	—
Sleep Country Canada Holdings Inc.[2,12]	3,011,968	—	2,435,223	576,745	5,553	(22,642)	276	—
Taiwan Paiho Ltd.[5,12]	20,561,000	—	5,818,000	14,743,000	(7,474)	(222)	—	—
Maisons du Monde SA12	2,374,914	—	136,407	2,238,507	(2,498)	(20,747)	—	—
								886,385
Health care 5.55%
Molina Healthcare, Inc.[1]	4,022,587	—	117,400	3,905,187	8,498	(137,764)	—	453,861
Insulet Corp.[1]	3,633,423	123,977	—	3,757,400	—	(98,149)	—	298,037
GW Pharmaceuticals PLC (ADR)[1,2]	2,250,346	162,634	—	2,412,980	—	(179,114)	—	235,000
Allakos Inc.[1,4,5]	2,018,188	—	—	2,018,188	—	16,388	—	98,106
Allakos Inc.[1,2]	1,124,660	114,287	—	1,238,947	—	9,258	—	64,760
Glaukos Corp.[1]	2,820,000	—	—	2,820,000	—	(24,619)	—	158,399
CONMED Corp.	1,920,000	—	130,838	1,789,162	(938)	(27,360)	358	114,864
iRhythm Technologies, Inc.[1]	1,571,200	—	148,750	1,422,450	6,510	(44,662)	—	98,832
Evolent Health, Inc., Class A1	4,505,000	—	—	4,505,000	—	(38,067)	—	89,875
Fleury SA, ordinary nominative	16,147,000	1,171,000	—	17,318,000	—	(3,696)	—	88,383
Diplomat Pharmacy, Inc.[1]	5,930,624	21,936	—	5,952,560	—	(35,322)	—	80,121
CryoLife, Inc.[1]	2,157,251	—	193,077	1,964,174	1,693	(16,371)	—	55,743
Osstem Implant Co., Ltd.[1,5]	1,142,821	—	—	1,142,821	—	4,655	—	54,674
SMALLCAP World Fund — Page 19 of 26

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
Adaptimmune Therapeutics PLC (ADR)[1,2]	7,186,700	—	—	7,186,700	$—	$(56,128)	$—	$41,324
NuCana PLC (ADR)[1,2]	2,542,628	—	—	2,542,628	—	(26,494)	—	36,868
CellaVision AB, non-registered shares[5]	1,908,123	—	288,000	1,620,123	2,312	(17,628)	—	34,986
Flexion Therapeutics, Inc.[1,2]	3,002,700	—	650,000	2,352,700	(5,092)	(14,053)	—	26,633
Xenon Pharmaceuticals Inc.[1,2]	1,900,900	—	—	1,900,900	—	(13,097)	—	11,995
Neovasc Inc.[1]	1,346,592	62,946	—	1,409,538	—	(24,845)	—	850
Neovasc Inc. (CAD denominated)[1]	62,946	—	62,946	—	—	21,860	—	—
Natera, Inc.[1,12]	3,215,580	—	500,000	2,715,580	198	(31,146)	—	—
Pacific Biosciences of California, Inc.[1,12]	8,843,303	—	6,763,303	2,080,000	29,494	(11,539)	—	—
								2,043,311
Industrials 2.26%
Advanced Disposal Services, Inc.[1]	4,710,502	75,000	—	4,785,502	—	(14,994)	—	114,565
Bravida Holding AB5	16,173,198	—	—	16,173,198	—	(20,871)	—	111,791
Kratos Defense & Security Solutions, Inc.[1]	8,262,000	—	2,412,100	5,849,900	2,461	(9,580)	—	82,425
Continental Building Products, Inc.[1]	3,080,700	—	300,000	2,780,700	3,893	(39,014)	—	70,769
VARTA AG, non-registered shares[1,5]	2,157,755	11,574	—	2,169,329	—	(9,438)	—	61,839
King Slide Works Co., Ltd.[5]	7,190,765	—	2,235,765	4,955,000	(4,881)	(13,210)	—	51,536
Coor Service Management Holding AB5	4,502,788	1,111,212	—	5,614,000	—	674	—	44,587
Tsubaki Nakashima Co., Ltd.[5]	2,821,800	413,500	397,100	2,838,200	(1,861)	(15,829)	1,028	41,932
Avon Rubber PLC	2,248,000	—	—	2,248,000	—	(1,981)	—	35,816
XP Power Ltd.	1,295,000	—	130,000	1,165,000	(654)	(13,769)	279	31,257
Barrett Business Services, Inc.	580,000	—	49,785	530,215	87	(5,496)	145	30,355
Trust Tech Inc.[5]	622,000	484,100	—	1,106,100	—	(9,834)	301	27,872
Greaves Cotton Ltd.	15,200,000	1,000,000	—	16,200,000	—	(2,031)	—	27,509
Instalco Intressenter AB (publ)[5]	2,934,000	—	—	2,934,000	—	(761)	—	22,844
R.R. Donnelley & Sons Co.	5,631,489	—	—	5,631,489	—	(8,109)	169	22,301
Alfen NV1	1,275,000	—	—	1,275,000	—	(1,276)	—	17,983
KeyW Holding Corp.[1]	2,536,400	—	—	2,536,400	—	(4,997)	—	16,968
J. Kumar Infraprojects Ltd.	4,450,500	—	—	4,450,500	—	(4,000)	—	8,475
Fluence Corp. Ltd.[1,2]	14,826,347	14,290,437	—	29,116,784	—	(2,012)	—	6,358
va-Q-tec AG1,2,5	781,221	—	63,955	717,266	(851)	(1,594)	—	4,256
								831,438
Financials 0.85%
NMI Holdings, Inc.[1]	5,036,127	—	—	5,036,127	—	(24,173)	—	89,895
Cannae Holdings, Inc.[1]	4,895,000	100,000	—	4,995,000	—	(18,789)	—	85,514
Trupanion, Inc.[1,2]	2,640,200	33,394	—	2,673,594	—	(27,201)	—	68,070
HUB24 Ltd.[2]	4,298,000	—	—	4,298,000	—	(3,554)	—	35,964
Greenhill & Co., Inc.	1,169,700	—	—	1,169,700	—	(2,281)	58	28,541
GoldMoney Inc.[1,2]	4,931,100	—	—	4,931,100	—	(3,141)	—	6,213
CenterState Bank Corp.[12]	6,069,250	—	2,552,224	3,517,026	(12,603)	(25,118)	468	—
SMALLCAP World Fund — Page 20 of 26

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
Third Point Reinsurance Ltd.[1,12]	6,147,821	—	3,692,821	2,455,000	$(10,053)	$(7,189)	$—	$—
M&A Capital Partners Co., Ltd.[1,2,5,12]	1,133,400	—	794,200	339,200	(8,475)	(17,290)	—	—
								314,197
Consumer staples 0.94%
Emmi AG5	311,300	—	—	311,300	—	(16,617)	—	215,732
Simply Good Foods Co., Class A1	4,420,000	—	—	4,420,000	—	(2,431)	—	83,538
CCL Products (India) Ltd.	10,642,173	—	—	10,642,173	—	4,151	—	41,066
R.E.A. Holdings PLC[1]	2,162,000	—	—	2,162,000	—	(1,500)	—	6,503
Ariake Japan Co., Ltd.[5,12]	1,754,000	74,200	721,400	1,106,800	1,386	(60,948)	—	—
								346,839
Materials 1.15%
Allegheny Technologies Inc.[1]	6,615,300	2,247,730	—	8,863,030	—	(61,094)	—	192,948
Sirius Minerals PLC[1,2]	247,367,560	—	—	247,367,560	—	(24,503)	—	65,581
Scapa Group PLC	12,183,326	170,000	—	12,353,326	—	(23,949)	—	48,339
Navin Fluorine International Ltd.	3,202,000	—	—	3,202,000	—	1,567	167	32,054
Mayur Uniquoters Ltd.	3,660,000	—	—	3,660,000	—	1,761	26	20,362
Kenmare Resources PLC[1]	7,124,863	—	—	7,124,863	—	(4,965)	—	17,323
Nevada Copper Corp.[1,2]	48,480,000	—	—	48,480,000	—	(6,221)	—	13,672
Danakali Ltd.[1]	16,700,000	—	—	16,700,000	—	(1,677)	—	8,704
Excelsior Mining Corp.[1]	12,868,000	—	—	12,868,000	—	(1,253)	—	8,012
BlueJay Mining PLC[1,2]	45,009,091	—	—	45,009,091	—	(823)	—	7,859
Hummingbird Resources PLC[1]	27,459,300	—	—	27,459,300	—	(1,316)	—	7,542
Bacanora Lithium PLC[1]	8,573,925	—	—	8,573,925	—	(1,233)	—	2,623
								425,019
Communication services 0.84%
Iridium Communications Inc.[1]	7,666,388	—	—	7,666,388	—	(31,049)	—	141,445
Iridium Communications Inc.[1,4]	636,132	—	—	636,132	—	(2,576)	—	11,737
Entertainment One Ltd.	21,220,339	2,142,661	—	23,363,000	—	(18,239)	—	106,190
Care.com, Inc.[1]	1,642,963	858,037	—	2,501,000	—	(4,390)	—	48,294
Zegona Communications PLC[12]	7,911,786	—	5,592,263	2,319,523	(4,765)	4,867	83	—
								307,666
Energy 0.25%
Nine Energy Service, Inc.[1]	1,504,000	300,000	—	1,804,000	—	(15,289)	—	40,662
Savannah Petroleum PLC[1]	65,357,000	—	—	65,357,000	—	(5,610)	—	22,076
San Leon Energy PLC[1]	32,348,000	—	—	32,348,000	—	53	—	10,720
PetroTal Corp.[1]	34,775,000	—	—	34,775,000	—	(2,091)	—	5,986
Providence Resources PLC[1]	35,235,000	—	—	35,235,000	—	(2,587)	—	5,232
Lekoil Ltd. (CDI)[1]	42,922,391	—	—	42,922,391	—	(4,717)	—	4,235
BNK Petroleum Inc.[1,2]	12,804,914	—	—	12,804,914	—	(1,165)	—	3,048
Independence Contract Drilling, Inc.[1,12]	2,908,057	—	235,000	2,673,057	(73)	(5,132)	—	—
								91,959
SMALLCAP World Fund — Page 21 of 26

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2018 (000)
Real estate 0.43%
WHA Corp. PCL[5]	1,106,071,920	—	—	1,106,071,920	$—	$(3,514)	$—	$145,604
Foxtons Group PLC	17,881,785	—	—	17,881,785	—	(274)	—	12,125
Purplebricks Group PLC[1,5,12]	17,905,676	—	17,905,676	—	(9,102)	2,927	—	—
MGM Growth Properties LLC REIT, Class A12	4,017,887	—	1,277,887	2,740,000	1,288	(11,969)	1,226	—
								157,729
Utilities 0.01%
Mytrah Energy Ltd.[1,5,6]	10,418,000	—	—	10,418,000	—	(115)	—	5,110
Total common stocks								6,520,073
Preferred securities 0.00%
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%, preferred shares	96,000	—	—	96,000	—	(14)	6	119
Rights & warrants 0.00%
Energy 0.00%
Savannah Petroleum PLC, warrants, expire 2019[1,5]	21,698,000	—	—	21,698,000	—	(512)	—	11
Health care 0.00%
Neovasc Inc., Class A, warrants, expire 2022[1,5]	28,290	—	—	28,290	—	—	—	—[8]
Total rights & warrants								11
Total 17.70%					$13,279	$(2,004,672)	$6,581	$6,520,203
SMALLCAP World Fund — Page 22 of 26

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $1,229,309,000, which represented 3.34% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,065,324,000, which represented 5.61% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $6,527,169,000, which represented 17.72% of the net assets of the fund. This amount includes $6,202,094,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Amount less than one thousand.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $97,000, which represented less than .01% of the net assets of the fund.
[10]	Security purchased with cash collateral from securities on loan.
[11]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2018; it was not publicly disclosed.
[12]	Unaffiliated issuer at 12/31/2018.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, 6.50% noncumulative convertible preferred	5/6/2014-7/23/2014	$40,000	$48,097.13%
Made.com Design Ltd., Series C-4, preferred shares	3/2/2018	41,328	40,776.11
Venture Global LNG, Inc., Series C	5/1/2015	12,720	25,440.07
Acerta Pharma BV	5/7/2014	11,250	22,254.06
RealSelf, Inc., Series C, convertible preferred	4/18/2018	19,000	18,385.05
Cortexyme, Inc., Series B, 8.00% noncumulative convertible preferred	5/23/2018	15,000	15,000.04
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	5,897.02
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	978.00
Total private placement securities		$ 159,298	$ 176,827.48%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
SMALLCAP World Fund — Page 23 of 26

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $202,551,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
SMALLCAP World Fund — Page 24 of 26

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,430,841	$1,084,185	$—	$6,515,026
Consumer discretionary	4,959,825	1,135,341	8,576	6,103,742
Health care	5,095,290	668,119	22,254	5,785,663
Industrials	3,143,917	1,772,581	—	4,916,498
Financials	3,308,593	221,051	461	3,530,105
Consumer staples	781,025	807,598	—	1,588,623
Materials	1,165,193	273,091	—	1,438,284
Communication services	976,811	86,768	—	1,063,579
Energy	977,085	54,447	25,440	1,056,972
Real estate	325,376	233,003	—	558,379
Utilities	174,749	—	5,110	179,859
Preferred securities	119	—	40,776	40,895
Rights & warrants	234	11	978	1,223
Convertible stocks	—	—	87,379	87,379
Convertible bonds	—	8,649	—	8,649
Bonds, notes & other debt instruments	—	24,946	—	24,946
Short-term securities	454,905	3,954,619	—	4,409,524
Total	$26,793,963	$10,324,409	$190,974	$37,309,346
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$442	$—	$442
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(174)	—	(174)
Total	$—	$268	$—	$268
*	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
USD/$ = U.S. dollars
SMALLCAP World Fund — Page 25 of 26

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2019 Capital Group. All rights reserved.
MFGEFPX-035-0219O-S66087	SMALLCAP World Fund — Page 26 of 26

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: February 28, 2019